Goodwill and Intangible Assets	9 Months Ended
Sep. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets

Note 10.   Goodwill and Intangible Assets

A reporting unit is the level at which goodwill is tested for impairment, and is defined as an operating segment or one level below an operating segment, if certain criteria are met. Under its current corporate structure, the Company has one operating segment and seven reporting units.

Goodwill

The following table summarizes changes in the carrying amount of goodwill (in thousands):

Balance as of January 1, 2021	$705
Measurement period adjustments	186
Effect of change in foreign currency exchange rates	(1)
Acquisitions	117,445
Disposal of Grapevine (a)	(704)
Impairment loss (b,c,d,e)	(101,470)
Balance as of December 31, 2021	16,161
Acquisitions	59,593
Effect of change in foreign currency exchange rates	(7,043)
Balance as of September 30, 2022	$68,711

(a)	During the three months ended June 30, 2021, the Company completed the sale of Grapevine. Refer to Note 7 for additional information.
(b)

On July 26, 2021, Timios experienced a systems outage that was caused by a cybersecurity incident, which caused disruption to parts of Timios’ business, including its ability to perform its mortgage title, closing and escrow services offerings. This resulted in an adverse impact on Timios’ revenues in that one significant customer was lost and other customers have reduced their volume. The Company determined that an indicator of potential impairment existed and decided to perform an interim quantitative tangible and intangible asset and goodwill impairment tests for its Timios reporting unit.

Based on the results of this interim quantitative impairment test, the fair value of the Timios reporting unit was below the carrying value of its net assets. The decline in the fair value of the Timios reporting unit resulted from the cybersecurity event described above, which lowered the projected revenue and profitability levels of the reporting unit. The fair value of the Timios reporting unit was based on the income approach. Under the income approach, the Company estimated the fair value of the reporting unit based on the present value of estimated future cash flows which are level 3 unobservable inputs in the fair value hierarchy. The Company prepared cash flow projections based on management’s estimates of revenue growth rates and operating margins, taking into consideration the historical performance and the current macroeconomic industry and market conditions. The Company based the discount rate on the weighted-average cost of capital adjusted for the relevant risk associated with business-specific characteristics and the uncertainty related to the Timios’ ability to execute on the projected cash flows. The fair value of Timios’ reporting unit is based on management’s best estimates, and should actual results differ from those estimates, future impairment charges may be required in future periods.

The quantitative analysis indicated that the carrying amount of the Timios reporting unit exceeded its fair value by $19.5 million. As a result, the Company recorded a goodwill impairment charge of $5.6 million, and impairment charges related to the Timios tradename and lender relationships of $0.7 million and $13.2 million, respectively, for the year ended December 31, 2021.

(c)

For the year ended December 31, 2021, market conditions and supply chain issues have had an adverse impact on WAVE’s business forecasts. The projections have negatively impacted WAVE’s performance, resulting in lower gross margins and revenue forecasts being reduced. As a result, the Company recorded a goodwill impairment charge of $35.7 million for the year ended December 31, 2021.

(d)

For the period ended December 31, 2021, market conditions and supply chain issues have had an adverse impact on US Hybrid’s business forecasts. The projections have negatively impacted US Hybrid’s performance, resulting in lower gross margins and revenue forecasts being reduced. As a result, the Company recorded a goodwill impairment charge of $42.2 million for the year ended December 31, 2021.

(e)

For the period ended December 31, 2021, market conditions and supply chain issues have had an adverse impact on Solectrac’s business forecasts. The projections have negatively impacted Solectrac’s performance, resulting in lower gross margins and revenue forecasts being reduced. As a result, the Company recorded a goodwill impairment charge of $17.7 million for the year ended December 31, 2021

As reported in Note 1 the Company restated its condensed consolidated financial statements, including errors in determining the estimated fair value of acquired intangible assets in its purchase price allocation for its 2021 acquisitions. The cumulative impact of these errors resulted in less fair value being attributed to identifiable intangible assets and additional value attributed to goodwill. Refer to the Amended Form 10-Q’s as of and for the three months ended March 31, 2021 and as of and for the three and six months ended June 30, 2021 that have been filed with the SEC on November 22, 2021.

Intangible Assets

The following table summarizes information regarding amortizing and indefinite lived intangible assets (in thousands):

	September 30, 2022					December 31, 2021
	Weighted
	Average
	Remaining	Gross				Gross
	Useful Life	Carrying	Accumulated	Impairment	Net	Carrying	Accumulated	Impairment	Net
	(in years)	Amount	Amortization	Loss	Balance	Amount	Amortization	Loss	Balance
Amortizing Intangible Assets
Continuing membership agreement (a)	16.8	$1,179	$(665)	$—	$514	$1,179	$(649)	$—	$530
Patents, trademarks and brands (d,f,h,i)	37.7	21,672	(1,385)	(1,132)	19,155	39,820	(2,715)	(30,492)	6,613
Customer relationships	14	12,737	(582)	—	12,155			—
Land use rights (c)	96.3	24,407	(555)	—	23,852	27,102	(411)	—	26,691
Licenses (d,j)	22.6	1,141	(124)	—	1,017	1,000	(65)	—	935
Lender relationships (d)	5.3	16,600	(1,952)	(12,551)	2,097	16,600	(1,638)	(12,550)	2,412
Internally developed software (e)	1.8	753	(203)	—	550	452	(76)	—	376
Software (h,j)	10.7	4,491	(1,006)	—	3,485	4,492	(178)	—	4,314
Non-compete (i)	0	—	—	—	—	520	(57)	(463)	—
Technology (h,i)	7.5	16,655	(1,447)	—	15,208	7,460	(347)	(7,113)	—
Assembled workforce	1.2	150	(63)	—	87	150	(6)	—	144
Total		99,785	(7,982)	(13,683)	78,120	98,775	(6,142)	(50,618)	42,015
Indefinite lived intangible assets
Timios Title plant (d)		500	—	—	500	500	—	—	500
Website name		25	—	—	25	25	—	—	25
Title License		6	—	(6)	—	6	—	—	6
Patent		—	—	—	—	—	—	—	—
Total		$100,316	$(7,982)	$(13,689)	$78,645	$99,306	$(6,142)	$(50,618)	$42,546

(a)	During the three months ended September 30, 2019 the Company completed the acquisition of additional shares in DBOT, which increased its ownership to 99.0%. Intangible assets of $8.3 million were recognized on the date of acquisition. As part of the determination of the fair value of DBOT’s intangible assets mentioned above, the Company utilized the cost method to determine the fair value of the continuing membership agreement, and determined the fair value was $0.6 million, and recorded an impairment loss of $7.1 million. The Company also recorded an impairment loss of $30,000 related to DBOT’s customer list. Refer to Note 7 for additional information related to the acquisition.
(b)	During the three months ended December 31, 2021, the Company completed the acquisition of a 51.0% interest in Tree Technologies, a Malaysian company engaged in the EV market. As part of the acquisition, Tree Technologies acquired an exclusive right to market and distribute the EVs manufactured by Tree Manufacturing. Upon acquisition, the fair value of this agreement was determined to be $11.3 million. In the three months ended December 31, 2020, Tree Technologies obtained a domestic EV manufacturing license in Malaysia; and therefore determined it would not purchase vehicles from Tree Manufacturing. The Company subsequently severed all commercial relationships with Tree Manufacturing. Accordingly, the Company determined there was no underlying value to the marketing and distribution agreement, and recorded an impairment loss of $12.5 million. Refer to Note 7 for additional information related to the acquisition.
(c)	During the three months ended March 31, 2022, the Company completed the acquisition of 100.0% interest in Timios. Refer to Note 7 for additional information related to the acquisition.
(d)	Relates to software development costs capitalized during the three months ended September 30, 2021 at Timios. The asset was placed into service in July 2021.
(e)	During three months ended March 31, 2021, the Company completed the acquisition of 100.0% interest in WAVE. Refer to Note 7 for additional information related to the acquisition.
(f)	During the three months ended June 30, 2021, the Company completed a stock purchase agreement with FNL, pursuant to which Ideanomics made an investment into FNL, including cash, Ideanomics common stock, and 100% of the common stock outstanding of Grapevine.
(g)	During three months ended June 30, 2021, the Company completed the acquisition of privately held Solectrac. Solectrac develops 100% battery-powered, all-electric tractors for agriculture and utility operations. Refer to Note 7 for additional information related to the acquisition.
(h)	During three months ended June 30, 2021, the Company completed the acquisition of privately held US Hybrid Corporation. US Hybrid specializes in the design and manufacturing of zero-emission electric powertrain components. Refer to Note 7 for additional information related to the acquisition.
(i)	Relates to software costs capitalized during the nine months ended September 30, 2021.
(j)	Relates to licensing costs that were capitalized during the three months ended September 30, 2022.

Amortization expense relating to intangible assets was $1.7 million for both three month periods ended September 30, 2022 and 2021, respectively. Amortization expense relating to intangible assets was $4.3 million and $4.2 million for the nine months ended September 30, 2022 and 2021, respectively.

The following table summarizes the expected amortization expense for the following years (in thousands):

Amortization to be
Years ending September 30,	recognized
2022 (excluding the nine months ended September 30, 2022)	$1,566
2023	6,255
2024	5,987
2025	5,480
2026	5,315
2026 and thereafter	53,517
Total	$78,120